Taxes on income - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable, Current [Abstract]
Current Federal Tax Expense (Benefit)	$ 10,011	$ 3,010	$ (2,573)
Current Foreign Tax Expense (Benefit)	588	(2,876)	4,920
Current Income Tax Expense (Benefit), Total	10,599	134	2,347
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(3,159)	1,596	(85)
Deferred Foreign Income Tax Expense (Benefit)	(417)	3,807	(2,307)
Deferred Income Tax Expense (Benefit), Total	(3,576)	5,403	(2,392)
Income Tax Expense (Benefit)	$ 7,023	$ 5,537	$ (45)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%